UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F

                       FROM 13F COVER PAGE

Report for the calendar year or Quarter Ended: 6/30/2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Badgley, Phelps and Bell, Inc.
Address: 1420 5th Avenue
         Suite 4400
         Seattle, WA  98101

13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of the Reporting Manager:

Name:      Steven C. Phelps
Title:     President
Phone:     206-623-6172
Signature, Place, and Date of Signing:

    Steven C. Phelps   Seattle, WA   August 7, 2003


Report Type (Check only one.):
[X]         13F HOLDINGS.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: 0

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   76

Form 13F Information Table Value Total:   557956

                                                   Badgley, Phelps and Bell, Inc.
                                                              FORM 13F
                                                            June 30, 2003

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Dodge & Cox Stock Fund                          256219106      248     2574 SH       Sole                                       2574
Schwab 1000 Fund Select                         808517809      242     8716 SH       Sole                                       8716
Schwab MarketTrack Balanced                     808509400      381    29441 SH       Sole                                      29441
Vanguard US Value Fund Inv                      922020201      251    23642 SH       Sole                                      23642
3M Co.                         COM              88579Y101    13794   106948 SH       Sole                    20900             86048
AFLAC, Inc.                    COM              001055102    15268   496522 SH       Sole                    91815            404707
Abbott Laboratories            COM              002824100     1306    29850 SH       Sole                                      29850
Affiliated Computer Services,  COM              008190100    10214   223345 SH       Sole                    45675            177670
American International Group   COM              026874107    18978   343932 SH       Sole                    58524            285408
Amgen Inc.                     COM              031162100    10926   165700 SH       Sole                    35415            130285
Automatic Data Processing      COM              053015103     2686    79317 SH       Sole                      100             79217
BP PLC - Spons ADR             COM              055622104      809    19248 SH       Sole                                      19248
Bank of America                COM              060505104      490     6201 SH       Sole                                       6201
Baxter International, Inc.     COM              071813109     2087    80285 SH       Sole                                      80285
Bemis Co.                      COM              081437105      619    13225 SH       Sole                                      13225
Berkshire Hathaway A           COM              084670108      290        4 SH       Sole                                          4
CVS Corp.                      COM              126650100      949    33860 SH       Sole                      150             33710
Cardinal Health, Inc.          COM              14149Y108    19997   310994 SH       Sole                    54544            256450
Carnival Corp. Cl A            COM              143658102      281     8650 SH       Sole                                       8650
ChevronTexaco Corp.            COM              166764100     1896    26255 SH       Sole                      200             26055
Cintas Corp.                   COM              172908105    13091   369499 SH       Sole                    65158            304341
Cisco Systems                  COM              17275R102    14522   864919 SH       Sole                   131804            733115
Coca-Cola Co.                  COM              191216100      584    12594 SH       Sole                                      12594
Colgate-Palmolive              COM              194162103    15247   263110 SH       Sole                    46050            217060
Costco Wholesale Corp.         COM              22160K105    16913   462106 SH       Sole                    70330            391776
Cypress Semiconductor          COM              232806109      164    13656 SH       Sole                                      13656
Dell, Inc.                     COM              24702R101    14557   457188 SH       Sole                    90310            366878
Ecolab, Inc.                   COM              278865100    19807   773718 SH       Sole                   148220            625498
Emerson Electric               COM              291011104     1643    32160 SH       Sole                                      32160
Expeditors Int'l of Washington COM              302130109      217     6300 SH       Sole                                       6300
Exxon Mobil Corp.              COM              30231G102     3167    88204 SH       Sole                                      88204
Fannie Mae                     COM              313586109    20412   302675 SH       Sole                    50881            251794
Fifth Third Bancorp            COM              316773100    13134   228729 SH       Sole                    48823            179906
Franklin Resources             COM              354613101      234     6000 SH       Sole                                       6000
Freddie Mac                    COM              313400301      209     4125 SH       Sole                                       4125
General Electric               COM              369604103    19650   685155 SH       Sole                    98058            587097
Harley-Davidson                COM              412822108     5454   136840 SH       Sole                    40915             95925
Hewlett-Packard Co.            COM              428236103      223    10448 SH       Sole                                      10448
Home Depot                     COM              437076102     5817   175633 SH       Sole                      300            175333
ING Groep ADS                  COM              456837103      628    35802 SH       Sole                                      35802
Intel Corp.                    COM              458140100     3170   152351 SH       Sole                      800            151551
Johnson & Johnson              COM              478160104    19054   368540 SH       Sole                    47610            320930
Kimberly-Clark                 COM              494368103     1763    33812 SH       Sole                                      33812
Kohl's Corp.                   COM              500255104    10970   213506 SH       Sole                    43430            170076
MBNA Corp.                     COM              55262L100    16503   791883 SH       Sole                   122600            669283
Medtronic, Inc.                COM              585055106    22820   475710 SH       Sole                    77540            398170
Merck & Co.                    COM              589331107     1693    27958 SH       Sole                                      27958
Michaels Stores, Inc.          COM              594087108     2680    70425 SH       Sole                      300             70125
Microsoft Corp.                COM              594918104    21989   857600 SH       Sole                   115015            742585
Mohawk Industries, Inc.        COM              608190104      528     9500 SH       Sole                                       9500
Omnicom Group                  COM              681919106    15393   214681 SH       Sole                    42580            172101
PACCAR, Inc.                   COM              693718108      773    11412 SH       Sole                                      11412
PLX Technology, Inc.           COM              693417107       40    10000 SH       Sole                                      10000
Paychex, Inc.                  COM              704326107    12701   432171 SH       Sole                    76066            356105
PepsiCo, Inc.                  COM              713448108    19760   444039 SH       Sole                    72595            371444
Pfizer, Inc.                   COM              717081103    18970   555492 SH       Sole                    93982            461510
Praxair Inc.                   COM              74005P104    10744   178770 SH       Sole                    41375            137395
Procter & Gamble               COM              742718109     1824    20449 SH       Sole                      200             20249
QUALCOMM, Inc.                 COM              747525103     9409   261805 SH       Sole                    51075            210730
Royal Dutch Petroleum          COM              780257804      707    15162 SH       Sole                                      15162
SAFECO Corp.                   COM              786429100      649    18402 SH       Sole                                      18402
Southern Co.                   COM              842587107      524    16810 SH       Sole                                      16810
Starbucks Corp.                COM              855244109    22535   917936 SH       Sole                   147784            770152
State Street Corp.             COM              857477103    17953   455648 SH       Sole                    78906            376742
Sysco Corp.                    COM              871829107    21636   720253 SH       Sole                   115016            605237
Teleflex Inc.                  COM              879369106      213     5000 SH       Sole                                       5000
Texas Instruments              COM              882508104     1907   108358 SH       Sole                      100            108258
U.S. Bancorp                   COM              902973304      788    32166 SH       Sole                                      32166
United Parcel Service, Inc.    COM              911312106    16899   265296 SH       Sole                    51355            213941
Wal-Mart Stores                COM              931142103     5296    98671 SH       Sole                    32725             65946
Walgreen Co.                   COM              931422109     7355   244361 SH       Sole                    61245            183116
Washington Federal             COM              938824109     1730    74688 SH       Sole                                      74688
Washington Mutual Inc.         COM              939322103      320     7751 SH       Sole                                       7751
Wells Fargo                    COM              949746101      784    15564 SH       Sole                                      15564
Wrigley Wm Jr                  COM              982526105      270     4800 SH       Sole                                       4800
Wyeth                          COM              983024100      219     4800 SH       Sole                                       4800
REPORT SUMMARY                 76 DATA RECORDS              557956            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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